Segment Information - Schedule of reconciliation of Segment Adjusted EBITDA to Net income (loss) before income (Details) (Parenthetical) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Line Items]
Employer taxes related to vested restricted stock units	$ 7,500		$ 7,500
Other non-recurring adjustments	11,812	$ 9,901	11,812	$ 9,901	$ 21,524	$ (4,047)	$ (447)
Convertible-Related Tax Receivable Agreement
Segment Reporting [Line Items]
Other non-recurring adjustments	$ 13,300		$ 13,300